Capital and reserves (Details Narrative)											12 Months Ended
	Nov. 30, 2022 $ / shares	Nov. 30, 2022 $ / shares shares	Nov. 27, 2022 USD ($) $ / shares shares	Nov. 27, 2022 GBP (£) shares	Aug. 09, 2022 USD ($) $ / shares shares	Jun. 08, 2022 USD ($) shares	Jun. 08, 2022 GBP (£) shares	Feb. 10, 2022 USD ($) $ / shares shares	Feb. 10, 2022 GBP (£)	Jan. 10, 2022 GBP (£) shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£) £ / shares shares		Nov. 24, 2022 $ / shares shares	Nov. 24, 2022 £ / shares shares	Nov. 18, 2022 £ / shares	Nov. 15, 2022 $ / shares shares	Nov. 15, 2022 £ / shares shares	Aug. 09, 2022 GBP (£) shares	Aug. 08, 2022 shares	Feb. 10, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) £ / shares shares		Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Further payments of ordinary shares | £													£ 100,000,000
Number of shares issued					11,678			63,280			1,744,913	[1]		1,744,913	[1]	3	3		21	21	11,678		63,280	390,952	[1]	15,891
Warrants to purchase shares																						7,352
Notes and debentures issued					$ 800,000			$ 13,447,012			$ 14,228,245			£ 10,506,174							£ 600,000		£ 9,861,405
Issuance of ordinary shares					11,678
Exercise price | $ / shares					$ 0.50			$ 212.50			$ 212.50
Share nominal value | (per share)																$ 6.51	£ 5.41		$ 7.565	£ 6.362						£ 215.00
Other reserves | £														£ 16,710,757										£ 16,710,757
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					25.00
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					$ 10.00
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					3,676	230,000	230,000	63,280													3,676		63,280
Proceeds from issue of ordinary shares | £									£ 31,640
Warrants to purchase shares								126,560															126,560
Proceeds from exercise of warrants								$ 13,447,012	9,900,000
Funding costs								$ 3,000,000.0	2,200,000
Proceeds of offering expenses						$ 4,600,000	£ 3,700,000
Offering expenses before deductions						$ 780,000	£ 600,000
Issuance of ordinary shares					3,676
Conversion of loan					$ 800,000																£ 700,000
Shares purchased		2,800,000	155,000	155,000
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								63,280															63,280
American Depositary Receipt [Member]
IfrsStatementLineItems [Line Items]
Share nominal value | £ / shares																		£ 0.0001
Share nominal value | £ / shares																		£ 0.4999
Initial offering public [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										24,693	24,693			24,693
Fair value of the shares issued value | £										£ 3,800,000
Initial offering public [member] | American depositary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								82,353															82,353
Proceeds from issue of ordinary shares | £									41,176
Warrants to purchase shares								189,412															189,412
Proceeds from exercise of warrants								$ 17,500,000	£ 12,800,000
Initial offering public [member] | Ordinary share [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								82,353															82,353
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								126,560															126,560
Share nominal value | $ / shares											$ 0.0001
Warrant reserve [member] | American depositary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased			1,315,000	1,315,000
Series A warrant [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants			$ 7,400,000	£ 6,073,376
Exercise price | $ / shares	$ 5.00										5.00
Series A warrant [member] | American depositary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased			1,470,000	1,470,000
Series B warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 5.00										$ 5.00
Series B warrant [member] | American depositary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased			1,470,000	1,470,000
Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 4.999
Prefunded warrant [member] | American depositary shares [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 5.00	$ 5.00
Ordinary shares A [member]
IfrsStatementLineItems [Line Items]
Issued price per share | £ / shares														£ 215.00
Share nominal value | £ / shares														0.50										£ 0.50
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Share nominal value | £ / shares														£ 0.0001										£ 0.0001
Ordinary share [member] | American depositary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								63,280															63,280

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.